Employment Contracts and Stock Compensation to Related Parties (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Stock options and shares granted	5,000,000
Unaccountable expense allowance
Mr. Caragol's [Member]
Related Party Transaction [Line Items]
Officers Compensation		275,000
Deferred salary until working capital is sufficient to fund payments		$ 75,000
Employment contract term		3 years
Stock options and shares granted		25,000,000
Unaccountable expense allowance	$ 25,000	$ 25,000
Mr. Caragol's [Member] | January 1, 2017 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted	170,000	8,500,000
Mr. Caragol's [Member] | January 1, 2018 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted	165,000	8,250,000
Mr. Caragol's [Member] | January 1, 2019 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted	165,000	8,250,000
Mr. Caragol's [Member] | National Exchange [Member]
Related Party Transaction [Line Items]
Adjust salary value		$ 350,000
Mr. Caragol's [Member] | April 8, 2016 [Member]
Related Party Transaction [Line Items]
Officers Compensation	$ 275,000
Deferred salary until working capital is sufficient to fund payments	$ 75,000
Employment contract term	3 years
Stock options and shares granted	500,000
Mr. Caragol's [Member] | April 8, 2016 [Member] | National Exchange [Member]
Related Party Transaction [Line Items]
Adjust salary value	$ 350,000
Mr. Probst [Member]
Related Party Transaction [Line Items]
Adjust salary value	$ 250,000	$ 250,000
Employment contract term	3 years	3 years
Salary a term of three year	$ 200,000
Stock options and shares granted	300,000	15,000,000
Mr. Probst [Member] | January 1, 2017 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted	102,000	5,100,000
Mr. Probst [Member] | January 1, 2018 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted	99,000	4,950,000
Mr. Probst [Member] | January 1, 2019 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted	99,000	4,950,000